Convertible bonds (Tables)	12 Months Ended
Dec. 31, 2021
Short-term loans
Schedule of convertible bonds

	December 31,
	2020	2021
	US$	US$

Non-current
2025 Convertible Senior Notes	410,614	463,319
2026 Convertible Senior Notes	368,611	460,758
Total	779,225	924,077